LEASES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
LEASES
Operating lease right-of-use assets	¥ 98,628	¥ 87,855		$ 15,115
Current portion of operating lease liabilities	¥ 37,713	¥ 31,099
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other Liabilities, Current	Other Liabilities, Current		Other Liabilities, Current
Long-term operating lease liabilities	¥ 62,388	¥ 57,011		$ 9,561
Lease expenses	41,936	29,715	¥ 27,089
Cash paid for operating lease liabilities	40,792	29,042
Right-of-use assets obtained in exchange for the operating lease liabilities	¥ 50,076	¥ 50,841
Weighted average remaining lease term (in years)	3 years 2 months 12 days	3 years 6 months		3 years 2 months 12 days
Weighted average discount rate (as a percent)	5.00%	5.60%		5.00%
Maturities of lease liabilities in accordance with Leases (Topic 842)
2020		¥ 34,948
2021	¥ 41,893	24,091
2022	32,006	15,668
2023	15,602	10,807
2024	11,507	7,208
2025	7,857	3,767
Thereafter	616	525
Total lease payment	109,481	97,014
Less: imputed interest	(9,380)	(8,984)
Lease liabilities	¥ 100,101	¥ 88,030